Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues
Product	$ 9,939	$ 7,210
Product licensing fees and royalties	3,056	5,513
Service	859	945
Total revenues	13,854	13,668
Cost of revenues
Product	5,908	4,510
Service	658	761
Total cost of revenues	6,566	5,271
Gross profit	7,288	8,397
Operating expenses
Research and development	1,533	2,887
Selling, general and administrative	12,414	11,561
Total operating expenses	13,947	14,448
Loss from operations	(6,659)	(6,051)
Interest expense	(3)	(1,058)
Interest income	1	1
Gain due to change in fair value of common stock (See Note 10)	0	1,357
Gain on deconsolidation of Ruthigen	0	11,133
Gain (loss) due to change in fair value of derivative instruments	3,164	(1,566)
Impairment loss on long-term investment (See Note 3)	(4,650)	0
Other expense, net	(56)	(81)
Net (loss) income	$ (8,203)	$ 3,735
(Loss) per common share: Basic	$ (0.85)	$ 0.54
(Loss) per common share: Diluted	$ (0.85)	$ 0.54
Weighted-average number of common shares outstanding: Basic	9,657,000	6,882,000
Weighted-average number of common shares outstanding: Diluted	9,657,000	6,898,000
Other comprehensive income (loss)
Net (loss) income	$ (8,203)	$ 3,735
Foreign currency translation adjustments	(438)	(78)
Comprehensive (loss) income	$ (8,641)	$ 3,657